Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com
Ready Capital Corporation 1251 Avenue of the Americas, 50th Floor New York, New York 10020

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Ready Capital Corporation (the “Company”) and J.P. Morgan Securities LLC, Deutsche Bank Securities Inc. and Piper Sandler & Co. (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information with respect to a portfolio of commercial mortgage loans in conjunction with the proposed offering of Ready Capital Mortgage Financing 2020-FL4, Floating Rate Notes.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

On June 11, 2020, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing data, as represented to us by the Company, as of the close of business May 29, 2020 (the “Cutoff Date”), with respect to 56 commercial mortgage loans (the “Mortgage Loans”) that are secured by 63 mortgaged properties (the “Mortgaged Properties”).

In addition, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Mortgage Loans and their related Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our comparisons and recomputations were made using data imaged facsimiles or photocopies of the Source Documents. In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans or Mortgaged Properties.

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) set forth on the Data File, except for those Characteristics identified on Appendix A as “Informational purposes only” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

Member of Deloitte Touche Tohmatsu Limited

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans or Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or Mortgaged Properties or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 11, 2020

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”):

An electronic data file with respect to the additional debt, for each applicable Mortgage Loan (the “Additional Debt File”);

Loan agreement, promissory note, consolidated, amended and restated promissory notes, modification agreements, side letter to modification agreements, indenture, purchase and sale agreement, mortgage, deed of trust, deed of trust modifications, reserve agreement, partial prepayment statement and loan extension agreement (collectively, the “Loan Agreement”);

Interest rate cap agreement or interest rate cap confirmation (collectively, the “Interest Rate Cap

Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, “Subordinate Loan Document”);

Limited liability company agreement or recognition agreement, if applicable (collectively, “Preferred Equity Document”):

Master lease agreement or ground lease agreement, if applicable (collectively, “Lease Agreement”);

The closing statement, settlement statement or funding statement (collectively, the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Underwritten rent rolls, borrower rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The property engineering report (the “Engineering Report”);

The phase I environmental report (the “Phase I Report”);

The phase II environmental report (the “Phase II Report”);

The seismic report (the “Seismic Report”);

The property management agreement (the “Property Management Agreement”);

The cash management agreement and lockbox agreement (collectively, the “Cash Management Agreement”);

An electronic data file with respect to most recent underwritten financial summaries and operating statements (the “Underwritten Operating Statement File”);

The closing funding memo statement (the “Funding Memo”); and

An electronic data file with respect to certain servicer information (the “Servicer File”).

Appendix A (continued)

No.	Characteristic on Data File	Source Document
1	Mortgage Asset Number	Informational purposes only
2	Loan/Property Name	Informational purposes only
3	Street Address	Most Recent Appraisal Report
4	City	Most Recent Appraisal Report
5	State	Most Recent Appraisal Report
6	Zip Code	Most Recent Appraisal Report
7	GEOtier	Most Recent Appraisal Report
8	Property Type	Most Recent Appraisal Report
9	Property Sub-Type	Most Recent Appraisal Report
10	Year Built	Most Recent Appraisal Report
11	Year Renovated	Most Recent Appraisal Report
12	# of Units	Rent Roll
13	Unit of Measure	Rent Roll
14	Occupancy Date	Rent Roll
15	Occupancy (%)	Rent Roll
16	Lien Position	Title Policy
17	Mortgage Loan Type	Additional Debt File
18	Ownership Interest	Title Policy
19	Loan Purpose	Closing Statement
20	Appraisal As-of-Date	Most Recent Appraisal Report
21	As-Is Appraised Value ($)	Most Recent Appraisal Report
22	As-Stabilized Appraised Value ($)	Most Recent Appraisal Report
23	Mortgage Loan Cutoff Date Balance As-Is LTV (%)	Calculation - see procedures below
24	Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%)	Calculation - see procedures below
25	Fully Funded Mortgage Loan Cutoff Date Balance As-Stabilized LTV (%)	Calculation - see procedures below
26	Initial Mortgage Balance at Origination ($)	Loan Agreement
27	Mortgage Loan Cutoff Date Balance ($)	Servicer File
28	% of Aggregate Mortgage Loan Cutoff Date Balance	Calculation - see procedures below
29	Cut-off Date Mortgage Rate (%)	Calculation - see procedures below
30	Cut-off Date Mortgage Loan Gross Margin (%)	Calculation - see procedures below
31	Cut-off Date Mortgage Loan Balance (At Risk) ($)	Calculation - see procedures below
32	Fully Funded Mortgage Loan Cutoff Date Balance ($)	Calculation - see procedures below
33	Mortgage Loan Cutoff Date Balance ($)/ Unit	Calculation - see procedures below
34	Mortgage Loan Cutoff Date Balance (At Risk) ($)/ Unit	Calculation - see procedures below
35	Fully Funded Whole Loan Mortgage Cutoff Date Balance ($)/ Unit	Calculation - see procedures below
36	Mortgage Note Date	Loan Agreement
37	First Payment Date	Loan Agreement

Appendix A (continued)

No.	Characteristic on Data File	Source Document
38	Initial Maturity Date	Loan Agreement
39	Original Loan Term (months)	Calculation - see procedures below
40	Remaining Loan Term (months)	Calculation - see procedures below
41	Seasoning (months)	Calculation - see procedures below
42	Original IO Periods (months)	Loan Agreement
43	Original Amortization Term (months)	Loan Agreement
44	Amortization Type (Initial)	Loan Agreement
45	Amortization Trigger Description	Loan Agreement
46	Extension Options	Loan Agreement
47	Amortization Type (Extensions)	Loan Agreement
48	First Extension Fee (%)	Loan Agreement
49	First Extension Period (months)	Loan Agreement
50	Second Extension Fee (%)	Loan Agreement
51	Second Extension Period (months)	Loan Agreement
52	Third Extension Fee (%)	Loan Agreement
53	Third Extension Period (months)	Loan Agreement
54	Fully Extended Loan Term (months)	Calculation - see procedures below
55	Fully Extended Remaining Loan Term (months)	Calculation - see procedures below
56	Fully Extended Maturity Date	Loan Agreement
57	Whole Loan Mortgage Rate (%)	Calculation - see procedures below
58	Index	Loan Agreement
59	Whole Loan Gross Margin (%)	Loan Agreement
60	Rounding Factor	Loan Agreement
61	Whole Loan Gross Margin Rate Change (%)	Loan Agreement
62	Whole Loan Gross Margin Rate Change Trigger	Loan Agreement
63	LIBOR Floor (%)	Loan Agreement
64	Whole Loan Mortgage Rate Floor (%)	Loan Agreement
65	LIBOR Cap Provider	Interest Rate Cap Agreement
66	Initial LIBOR Cap Strike Price (%)	Interest Rate Cap Agreement
67	LIBOR Cap Strike Price Steps (%)	Interest Rate Cap Agreement
68	LIBOR Cap Expiration	Interest Rate Cap Agreement
69	Interest Accrual Method	Loan Agreement
70	Lookback Period	Loan Agreement
71	Lockout Date	Loan Agreement
72	Yield Maintenance End Date	Loan Agreement
73	Original Prepayment Provision	Loan Agreement
74	Current Prepayment Provision	Calculation - see procedures below
75	Partial Release (Y/N)	Loan Agreement
76	Partial Prepayment (Y/N)	Loan Agreement
77	Partial Release and/or Partial Prepayment Description	Loan Agreement
78	Grace Period Default (Days)	Loan Agreement
79	Grace Period Late (Days)	Loan Agreement

Appendix A (continued)

No.	Characteristic on Data File	Source Document
80	Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
81	Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
82	Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
83	Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
84	Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
85	Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
86	Second Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
87	Second Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
88	Second Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
89	Second Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
90	Second Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
91	Second Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
92	Third Most Recent Date	Underwritten Operating Statement File/ Most Recent Appraisal Report
93	Third Most Recent Effective Gross Income ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
94	Third Most Recent Operating Expense ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
95	Third Most Recent NOI ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
96	Third Most Recent Capital Expenses ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
97	Third Most Recent NCF ($)	Underwritten Operating Statement File/ Most Recent Appraisal Report
98	UW Date	Underwritten Operating Statement File
99	UW Occupancy (%)	Underwritten Operating Statement File
100	UW Effective Gross Income ($)*	Underwritten Operating Statement File
101	UW Operating Expense ($)*	Underwritten Operating Statement File
102	UW NOI ($)*	Underwritten Operating Statement File
103	UW Replacement Reserves ($)*	Underwritten Operating Statement File
104	UW Capital Expenses ($)*	Underwritten Operating Statement File
105	UW NCF ($)*	Underwritten Operating Statement File
106	Appraisal Stabilized Date	Most Recent Appraisal Report

Appendix A (continued)

No.	Characteristic on Data File	Source Document
107	Appraisal Stabilized Occupancy (%)	Most Recent Appraisal Report
108	Appraisal Stabilized Effective Gross Income ($)	Most Recent Appraisal Report
109	Appraisal Stabilized Operating Expenses ($)	Most Recent Appraisal Report
110	Appraisal Stabilized NOI ($)	Most Recent Appraisal Report
111	Appraisal Stabilized Capital Expense ($)	Most Recent Appraisal Report
112	Appraisal Stabilized NCF ($)	Most Recent Appraisal Report
113	Mortgage Loan Annual Debt Service ($)	Calculation - see procedures below
114	Mortgage Loan Annual Debt Service (Cap) ($)	Calculation - see procedures below
115	Fully Funded Mortgage Loan Annual Debt Service ($)	Calculation - see procedures below
116	Fully Funded Mortgage Loan Annual Debt Service (Cap) ($)	Calculation - see procedures below
117	Mortgage Loan U/W NCF DSCR (x)	Calculation - see procedures below
118	Mortgage Loan U/W NOI Debt Yield (%)	Calculation - see procedures below
119	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR (x)	Calculation - see procedures below
120	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield (%)	Calculation - see procedures below
121	Additional Debt Type(s)	Additional Debt File
122	Additional Debt Cutoff Date Balance ($)	Not applicable
123	Additional Debt Interest Rate (%)	Not applicable
124	Additional Debt Gross Margin (%)	Not applicable
125	Total Future Funding Participation ($)	Calculation - see procedures below
126	Pari Passu Future Funding Participation ($)	Calculation - see procedures below
127	Future Funding Advance Conditions	Loan Agreement
128	Subordinate Debt	Subordinate Loan Document
129	Subordinate Debt Cutoff Date Balance ($)	Subordinate Loan Document
130	Preferred Equity Amount ($)	Preferred Equity Document/ Loan Agreement
131	Total Debt Cutoff Date Balance ($)	Servicer File
132	Fully Funded Whole Loan Mortgage Balance ($)	Calculation - see procedures below
133	Whole Loan Mortgage Cutoff Date Balance ($)	Calculation - see procedures below
134	Whole Loan Mortgage Cutoff Date Balance As-is LTV (%)	Calculation - see procedures below
135	Fully Funded Whole Loan Mortgage Balance As-Stabilized LTV %	Calculation - see procedures below
136	Whole Loan Mortgage Annual Debt Service ($)	Calculation - see procedures below
137	Fully Funded Whole Loan Mortgage Annual Debt Service ($)	Calculation - see procedures below
138	Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($)	Calculation - see procedures below
139	Fully Funded Whole Loan Mortgage Balloon Payment ($)	Calculation - see procedures below
140	Fully Funded Whole Loan Mortgage Balloon Payment / Unit ($)	Calculation - see procedures below

Appendix A (continued)

No.	Characteristic on Data File	Source Document
141	Whole Loan Mortgage U/W NCF DSCR (x)	Calculation - see procedures below
142	Whole Loan Mortgage U/W NOI Debt Yield (%)	Calculation - see procedures below
143	Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x)	Calculation - see procedures below
144	Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI Debt Yield (%)	Calculation - see procedures below
145	Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x)	Calculation - see procedures below
146	Initial Mortgage Balance at Origination (at risk) ($)	Calculation - see procedures below
147	Whole Loan Mortgage Cutoff Date Balance (at risk) ($)	Calculation - see procedures below
148	Initial Mortgage Balance at Origination (at risk) As-Is LTV (%)	Calculation - see procedures below
149	Whole Loan Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%)	Calculation - see procedures below
150	Whole Loan Mortgage Cutoff Date Balance (At Risk) U/W NOI Debt Yield (%)	Calculation - see procedures below
151	Total Maximum Reserves at Origination ($)	Calculation - see procedures below
152	Total Upfront Funded Escrows and Reserves at Origination ($)	Calculation - see procedures below
153	Total Current Escrows and Reserves at Servicer ($)	Calculation - see procedures below
154	Maximum Capex Reserve at Origination ($)	Loan Agreement
155	Maximum TI/LC Reserve at Origination ($)	Loan Agreement
156	Maximum Debt Service Reserve at Origination ($)	Loan Agreement
157	Maximum Operating Expense Reserve at Origination ($)	Loan Agreement
158	Description Other Reserve 1	Loan Agreement
159	Maximum Other Reserve 1 at Origination ($)	Loan Agreement
160	Description Other Reserve 2	Loan Agreement
161	Maximum Other Reserve 2 at Origination ($)	Loan Agreement
162	Upfront Capital Expenditure Reserve ($)	Closing Statement
163	Upfront TI/LC Reserve ($)	Closing Statement
164	Upfront Debt Service Reserve ($)	Closing Statement
165	Upfront Operating Expense Reserve ($)	Closing Statement
166	Upfront Other Reserve 1 ($)	Closing Statement
167	Upfront Other Reserve 2 ($)	Closing Statement
168	Current Balance Capital Expenditure Reserve ($)	Servicer File
169	Current Balance TI/LC Reserve ($)	Servicer File
170	Current Balance Operating Expense Reserve ($)	Servicer File

Appendix A (continued)

No.	Characteristic on Data File	Source Document
171	Current Balance Debt Service Reserve ($)	Servicer File
172	Current Balance Other Reserve 1 ($)	Servicer File
173	Current Balance Other Reserve 2 ($)	Servicer File
174	Cutoff Date Excess Cash Flow ($)	Servicer File
175	Monthly Payment for Capital Expenditure ($)	Loan Agreement/ Servicer File
176	Upfront Tax Escrow ($)	Closing Statement
177	Current Balance Tax Escrow ($)	Servicer File/ Funding Memo
178	Monthly Tax Escrow ($)	Loan Agreement/ Servicer File/ Funding Memo
179	Tax Escrow Description	Loan Agreement
180	Upfront Insurance Escrow ($)	Closing Statement
181	Current Balance Insurance Escrow ($)	Servicer File/ Funding Memo
182	Monthly Insurance Escrow ($)	Loan Agreement/ Servicer File/ Funding Memo
183	Insurance Escrow Description	Loan Agreement
184	Replacement Reserve (Cutoff Date) ($)	Servicer File
185	Replacement Reserve (Monthly)($)	Loan Agreement/ Servicer File
186	Springing Replacement Reserve Description	Loan Agreement
187	Springing Reserve Description	Loan Agreement
188	Lockbox / Cash Management	Loan Agreement/Cash Management Agreement
189	Cash Management	Loan Agreement/Cash Management Agreement
190	Cash Management Trigger Event	Loan Agreement/Cash Management Agreement
191	Largest Tenant Name	Rent Roll
192	Largest Tenant SF	Rent Roll
193	Largest Tenant Lease Expiration	Rent Roll
194	Largest Tenant % of NRSF	Calculation - see procedures below
195	Second Largest Tenant Name	Rent Roll
196	Second Largest Tenant SF	Rent Roll
197	Second Largest Tenant Lease Expiration	Rent Roll
198	Second Largest Tenant % of NRSF	Calculation - see procedures below
199	Third Largest Tenant Name	Rent Roll
200	Third Largest Tenant SF	Rent Roll
201	Third Largest Tenant Lease Expiration	Rent Roll
202	Third Largest Tenant % of NRSF	Calculation - see procedures below
203	Fourth Largest Tenant Name	Rent Roll
204	Fourth Largest Tenant SF	Rent Roll
205	Fourth Largest Tenant Lease Expiration	Rent Roll
206	Fourth Largest Tenant % of NRSF	Calculation - see procedures below
207	Fifth Largest Tenant Name	Rent Roll
208	Fifth Largest Tenant SF	Rent Roll
209	Fifth Largest Tenant Lease Expiration	Rent Roll
210	Fifth Largest Tenant % of NRSF	Calculation - see procedures below
211	Master Leases (Y/N)	Lease Agreement
212	Single Tenant	Rent Roll
213	Government Tenant	Rent Roll
214	TIC Loan (Y/N)	Loan Agreement

Appendix A (continued)

No.	Characteristic on Data File	Source Document
215	Maximum Number of TICs	Loan Agreement
216	Property Management	Property Management Agreement
217	Management Company	Property Management Agreement
218	USPAP Appraisal (Y/N)	Most Recent Appraisal Report
219	FIRREA Appraisal (Y/N)	Most Recent Appraisal Report
220	Ground Lease (Y/N)	Lease Agreement
221	Annual Ground Rent Payment	Lease Agreement
222	Ground Lease Expiration	Lease Agreement
223	Ground Lease Extension (Y/N)	Lease Agreement
224	# of Ground Lease Extension Options	Lease Agreement
225	Engineering Report Date	Engineering Report
226	Environmental Phase I Report Date	Phase I Report
227	Environmental Phase II (Y/N)	Phase II Report
228	Seismic Report Date	Seismic Report
229	PML (%)	Seismic Report
230	Earthquake Insurance Required (Y/N)	Seismic Report
231	Borrower Entity	Loan Agreement
232	Sponsor Name	Loan Agreement
233	Affiliated Sponsor	Loan Agreement
234	SPE	Loan Agreement
235	Cross Collateralized (Y/N)	Loan Agreement
236	Cross Defaulted (Y/N)	Loan Agreement
237	Recourse Flag	Loan Agreement
238	Recourse Provisions	Loan Agreement
239	Recourse / Guaranties Description (excluding non recourse carve-out and environmental liabilities)	Loan Agreement
240	Carve-out Guarantor Flag	Loan Agreement
241	Loan Type	Loan Agreement

*With respect to the Mortgage Loans identified on the Data File as “Parkwood Plaza,” “General Assembly,” “700 & 716 Colorado,” “20 Heron Street,” “Frogtown Gilroy,” “Napa Retail Redevelopment,” “2nd & Madison,” “422 East 81st Street,” “1629 Veteran,” “4938 Rosewood Avenue,” “The Kennedy Buildings,” “446 West 167th Street,” “34 West 28th Street” and “French Quarter Apartments,” we were instructed by the Company that an amount less than or equal to zero (as set forth on or derived from the Underwritten Operating Statement File) is deemed to be in agreement with “NAP” for purposes of our procedures.

Appendix A (continued)

Calculation Procedures

With respect to Characteristic 23, we recomputed the Mortgage Loan Cutoff Date Balance As-Is LTV (%) as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (i) of this procedure with the sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 24, we recomputed the Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Cut-off Date Mortgage Loan Balance (At Risk) ($) over (ii) As-Is Appraised Value ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (i) of this procedure with the sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 25, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance As-Stabilized LTV (%) as the quotient of the (i) Fully Funded Mortgage Loan Cutoff Date Balance ($) over (ii) As-Stabilized Appraised Value ($), if any, or else by the As-Is Appraised Value ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (i) of this procedure with the sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 28, we recomputed the % of Aggregate Mortgage Loan Cutoff Date Balance as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) for the respective Mortgage Loan over (ii) sum of the Mortgage Loan Cutoff Date Balance ($) for all Mortgage Loans.

With respect to Characteristic 29, we recomputed the Cut-off Date Mortgage Rate (%) as the sum of (i) the Cut-off Date Mortgage Loan Gross Margin (%) and (ii) the greater of the (x) LIBOR Floor (%) and (y) “assumed LIBOR rate” of 0.17813% (as provided to us by representatives of the Company) and applying, if applicable, the Rounding Factor.

With respect to Characteristic 30, we recomputed the Cut-off Date Mortgage Loan Gross Margin (%) as the quotient of (i) the difference between (A) the product of the (x) Whole Loan Mortgage Cutoff Date Balance ($) and (y) Whole Loan Gross Margin (%) and (B) the product of the (x) Additional Debt Cutoff Date Balance ($) and (y) Additional Debt Gross Margin (%) over (ii) Mortgage Loan Cutoff Date Balance ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we set the Cut-off Date Mortgage Loan Gross Margin (%) equal to the Whole Loan Gross Margin (%).

With respect to Characteristic 31, we recomputed the Cut-off Date Mortgage Loan Balance (At Risk) ($) as the difference between (i) the Mortgage Loan Cutoff Date Balance ($) and (ii) the sum of (a) the Current Balance Capital Expenditure Reserve ($), (b) the Current Balance TI/LC Reserve ($) and (c) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1 or in Description Other Reserve 2, the related Current Balance Other Reserve 1 ($) or Current Balance Other Reserve 2 ($), as applicable.

With respect to Characteristic 32, we recomputed the Fully Funded Mortgage Loan Cutoff Date Balance ($) as the sum of the (i) Mortgage Loan Cutoff Date Balance ($) and (ii) Pari Passu Future Funding Participation ($).

Appendix A (continued)

With respect to Characteristic 33, we recomputed the Mortgage Loan Cutoff Date Balance ($)/ Unit as the quotient of the (i) Mortgage Loan Cutoff Date Balance ($) over (ii) # of Units. Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (i) of this procedure with the sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 34, we recomputed the Mortgage Loan Cutoff Date Balance (At Risk) ($)/ Unit as the quotient of the (i) Cut-off Date Mortgage Loan Balance (At Risk) ($) over (ii) # of Units. Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (i) of this procedure with the sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 35, we recomputed the Fully Funded Whole Loan Mortgage Cutoff Date Balance ($)/ Unit as the quotient of the (i) Fully Funded Whole Loan Mortgage Balance ($) over (ii) # of Units.

With respect to Characteristic 39, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 40, we recomputed the Remaining Loan Term (months) as the difference between Original Loan Term (months) and Seasoning (months).

With respect to Characteristic 41, we recomputed the Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cutoff Date.

With respect to Characteristic 54, we recomputed the Fully Extended Loan Term (months) as the sum of the (a) Original Loan Term (months), (b) First Extension Period (months), (c) Second Extension Period (months) and (d) Third Extension Period (months), as applicable.

With respect to Characteristic 55, we recomputed the Fully Extended Remaining Loan Term (months) as the difference between the Fully Extended Loan Term (months) and the Seasoning (months).

With respect to Characteristic 57, we recomputed the Whole Loan Mortgage Rate (%) as the sum of (i) the Whole Loan Gross Margin (%) and (ii) the greater of the (x) LIBOR Floor (%) and (y) assumed LIBOR rate and applying, if applicable, the Rounding Factor.

With respect to Characteristic 74, we recomputed the Current Prepayment Provision using the (i) Seasoning (months) and (ii) Original Prepayment Provision.

With respect to Characteristic 113, we recomputed the Mortgage Loan Annual Debt Service ($):

●	with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” as the sum of the (i) product of (a) the Mortgage Loan Cutoff Date Balance ($), (b) the Cut-off Date Mortgage Rate (%) and (c) a fraction equal to 365/360 and (ii) product of (a) the non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively, (b) the non-trust fixed mortgage rate of 5.100%, 5.450%, 4.650% and 5.213%, respectively, and (c) a fraction equal to 365/360; and

Appendix A (continued)

●	for all other Mortgage Loans, as the product of (i) the Mortgage Loan Cutoff Date Balance ($), (ii) the Cut-off Date Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

With respect to Characteristic 114, we recomputed the Mortgage Loan Annual Debt Service (Cap) ($):

●	with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” as the sum of (i) the product of (a) the Mortgage Loan Cutoff Date Balance ($), (b) the sum of the (1) Initial LIBOR Cap Strike Price (%) and (2) Whole Loan Gross Margin (%) and (c) a fraction equal to 365/360 and (ii) the product of (a) the non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively, (b) the non-trust fixed mortgage rate of 5.100%, 5.450%, 4.650% and 5.213%, respectively, and (c) a fraction equal to 365/360. With respect to those Mortgage Loans with an Initial LIBOR Cap Strike Price (%) equal to “N/A,” we set the Initial LIBOR Cap Strike Price (%) equal to the assumed LIBOR rate; and

●	for all other Mortgage Loans, as the product of (i) the Mortgage Loan Cutoff Date Balance ($), (ii) the sum of the (a) Initial LIBOR Cap Strike Price (%) and (b) Whole Loan Gross Margin (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

With respect to Characteristic 115, we recomputed the Fully Funded Mortgage Loan Annual Debt Service ($):

●	for those Mortgage Loans with a Whole Loan Gross Margin Rate Change (%), as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the sum of (a) the Cut-off Date Mortgage Rate (%) and (b) the Whole Loan Gross Margin Rate Change (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360;

●	with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” as the sum of (i) the amount calculated by using the (a) Fully Funded Mortgage Loan Cutoff Date Balance ($), (b) Cut-off Date Mortgage Rate (%) and (c) Original Amortization Term (months) and (ii) the amount calculated by using (a) the non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively, (b) the non-trust fixed mortgage rate of 5.100%, 5.450%, 4.650% and 5.213% respectively, and (c) the Original Amortization Term (months);

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Balloon,” as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the Cut-off Date Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Amortizing Balloon,” by using (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the Cut-off Date Mortgage Rate (%) and (iii) the Original Amortization Term (months).

With respect to Characteristic 116, we recomputed the Fully Funded Mortgage Loan Annual Debt Service (Cap) ($):

  for those Mortgage Loans with a Whole Loan Gross Margin Rate Change (%), as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the sum of the (a) Initial LIBOR Cap Strike Price (%), (b) Whole Loan Gross Margin (%) and (c) Whole Loan Gross Margin Rate Change (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to “365/360”. With respect to those Mortgage Loans with an Initial LIBOR Cap

Appendix A (continued)

Strike Price (%) equal to “N/A,” we set the Initial LIBOR Cap Strike Price (%) equal to the assumed LIBOR rate;

●	with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” as the sum of (i) the amount calculated by using (a) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (b) the sum of the (1) Initial LIBOR Cap Strike Price (%) and (2) Whole Loan Gross Margin (%) and (c) the Original Amortization Term (months) and (ii) the amount calculated by using (a) the non-trust fixed loan amounts of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively, (b) the non-trust fixed mortgage rate of 5.100%, 5.450%, 4.650% and 5.213% respectively, and (c) the Original Amortization Term (months). With respect to those Mortgage Loans with an Initial LIBOR Cap Strike Price (%) equal to “N/A,” we set the Initial LIBOR Cap Strike Price (%) equal to the assumed LIBOR rate;

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Balloon,” as the product of (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the sum of the (a) Initial LIBOR Cap Strike Price (%) and (b) Whole Loan Gross Margin (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. With respect to those Mortgage Loans with an Initial LIBOR Cap Strike Price (%) equal to “N/A,” we set the Initial LIBOR Cap Strike Price (%) equal to the assumed LIBOR rate; and

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Amortizing Balloon,” by using (i) the Fully Funded Mortgage Loan Cutoff Date Balance ($), (ii) the sum of the (a) Initial LIBOR Cap Strike Price (%) and (b) Whole Loan Gross Margin (%) and (iii) the Original Amortization Term (months). With respect to those Mortgage Loans with an Initial LIBOR Cap Strike Price (%) equal to “N/A,” we set the Initial LIBOR Cap Strike Price (%) equal to the assumed LIBOR rate.

With respect to Characteristic 117, we recomputed the Mortgage Loan U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Current Balance Debt Service Reserve ($) greater than zero or the Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicates that the Sponsor guarantees the interest payment, the Mortgage Loan U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 118, we recomputed the Mortgage Loan U/W NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) UW NOI ($) over (ii) Mortgage Loan Cutoff Date Balance ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (ii) of this procedure with the sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 119, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR (x) as the quotient of the (x) Appraisal Stabilized NCF ($), if any, or else by the UW NCF ($) and (y) Fully Funded Mortgage Loan Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Current Balance Debt Service Reserve ($) greater than zero or Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicates that the Sponsor guarantees the interest payment, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 120, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) Appraisal Stabilized NOI ($), if

Appendix A (continued)

any, or else by the UW NOI ($) and (ii) Fully Funded Mortgage Loan Cutoff Date Balance ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (ii) of this procedure with the sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 125, we recomputed the Total Future Funding Participation ($) as the difference between the (i) total commitment balance (as set forth on the Loan Agreement) and (ii) sum of the (a) Mortgage Loan Cutoff Date Balance ($) and (b) Additional Debt Cutoff Date Balance ($).

With respect to Characteristic 126, we recomputed the Pari Passu Future Funding Participation ($) as the product of the (i) Total Future Funding Participation ($) and (ii) the quotient of (a) the Mortgage Loan Cutoff Date Balance ($) over (b) the Whole Loan Mortgage Cutoff Date Balance ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to set the Pari Passu Future Funding Participation ($) equal to the Total Future Funding Participation ($).

With respect to Characteristic 132, we recomputed the Fully Funded Whole Loan Mortgage Balance ($) as the sum of the (i) Mortgage Loan Cutoff Date Balance ($) and (ii) Additional Debt Cutoff Date Balance ($) (if applicable) and (iii) Total Future Funding Participation ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (iii) of this procedure with the sum of the (a) Total Future Funding Participation ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 133, we recomputed the Whole Loan Mortgage Cutoff Date Balance ($) as the sum of the (i) Mortgage Loan Cutoff Date Balance ($) and (ii) Additional Debt Cutoff Date Balance ($). Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (ii) of this procedure with the sum of the (a) Additional Debt Cutoff Date Balance ($) and (b) non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 134, we recomputed the Whole Loan Mortgage Cutoff Date Balance As-is LTV (%) as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 135, we recomputed the Fully Funded Whole Loan Mortgage Balance As-Stabilized LTV % as the quotient of (i) the Fully Funded Whole Loan Mortgage Balance ($) over (ii) the As-Stabilized Appraised Value ($), if any, or else by the As-Is Appraised Value ($).

With respect to Characteristic 136, we recomputed the Whole Loan Mortgage Annual Debt Service ($):

●	for those Mortgage Loans with a Whole Loan Gross Margin Rate Change (%), as the product of (i) the Whole Loan Mortgage Cutoff Date Balance ($), (ii) the sum of (a) the Whole Loan Mortgage Rate (%) and (b) the Whole Loan Gross Margin Rate Change (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360;

●	with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” as the sum of the (i) product of (a) the Mortgage Loan Cutoff Date Balance ($), (b) the Whole Loan Mortgage Rate (%) and (c) a fraction equal to 365/360 and (ii) product of (a) the non-trust fixed loan amount of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively, (b) the non-trust fixed mortgage rate of 5.100%, 5.450%, 4.650% and 5.213%, respectively, and (c) a fraction equal to 365/360; and

Appendix A (continued)

●	for all other Mortgage Loans, as the product of (i) the Whole Loan Mortgage Cutoff Date Balance ($), (ii) the Whole Loan Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

With respect to Characteristic 137, we recomputed the Fully Funded Whole Loan Mortgage Annual Debt Service ($):

●	for those Mortgage Loans with a Whole Loan Gross Margin Rate Change (%), as the product of (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the sum of (a) the Whole Loan Mortgage Rate (%) and (b) the Whole Loan Gross Margin Rate Change (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360;

●	with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” as the sum of (i) the amount calculated by using (a) the total commitment balance (as set forth on the Loan Agreement), (b) the Whole Loan Mortgage Rate (%) and (c) the Original Amortization Term (months), and (ii) the amount calculated by using (a) the non-trust fixed loan amounts of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively, (b) the non-trust fixed mortgage rate of 5.100%, 5.450%, 4.650% and 5.213%, respectively, and (c) the Original Amortization Term (months);

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Balloon,” as the product of (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the Whole Loan Mortgage Rate (%) and (iii) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360; and

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Amortizing Balloon,” by using (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the Whole Loan Mortgage Rate (%) and (iii) the Original Amortization Term (months).

With respect to Characteristic 138, we recomputed the Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($) as the product of (i) the Fully Funded Whole Loan Mortgage Balance ($), (ii) the “at take out rate” (as determined below), (iii) the Whole Loan Mortgage Rate (%) and (iv) for Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360.

The Company instructed us to assume the following “at take out rate” for each Mortgage Loan, based on its respective Property Type: (i) “Hospitality,” 5.8%, (ii) “Industrial” and “Mixed Use,” 5.6%, (iii) “Multifamily,” 5.7%, (iv) “Office” and “Retail,” 5.4% and (v) “Self-Storage,” 5.6%.

With respect to Characteristic 139:

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Balloon”, we set the Fully Funded Whole Loan Mortgage Balloon Payment ($) equal to the Fully Funded Whole Loan Mortgage Balance ($); and

●	for those Mortgage Loans with an Amortization Type (Initial) of “Interest Only, Amortizing Balloon”, we recomputed the Fully Funded Whole Loan Mortgage Balloon Payment ($), assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Method, Whole Loan Mortgage Rate (%), Original IO Periods (months) (if applicable), Initial Maturity Date, Fully Funded Whole Loan Mortgage Annual Debt Service ($) and Fully Funded Whole Loan Mortgage Balance ($).

Appendix A (continued)

●	with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we recomputed the Fully Funded Whole Loan Mortgage Balloon Payment ($), assuming, at your request, no prepayments of principal, as the sum of (i) the amount calculated by using the First Payment Date, Interest Accrual Method, Whole Loan Mortgage Rate (%), Original IO Periods (months) (if applicable), Initial Maturity Date, principal and interest annual debt service (as set forth on the Loan Agreement) for floating trust amounts and the total commitment balance (as set forth on the Loan Agreement) for floating trust amounts, respectively, and (ii) the amount calculated by using the First Payment Date, Interest Accrual Method, non-trust fixed mortgage rate of 5.100%, 5.450%, 4.650% and 5.213%, respectively, Original IO Periods (months) (if applicable), Initial Maturity Date, principal and interest annual debt service (as set forth on the Loan Agreement) for non-trust fixed loan amounts and non-trust fixed loan amounts of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 140, we recomputed the Fully Funded Whole Loan Mortgage Balloon Payment / Unit ($) as the quotient of the (i) Fully Funded Whole Loan Mortgage Balloon Payment ($) over (ii) # of Units.

With respect to Characteristic 141, we recomputed the Whole Loan Mortgage U/W NCF DSCR (x) as the quotient of (x) the sum of the (a) UW NCF ($) and (b) Current Balance Debt Service Reserve ($) over (y) the Whole Loan Mortgage Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Current Balance Debt Service Reserve ($) greater than zero or Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicates that the Sponsor guarantees the interest payment, the Whole Loan Mortgage U/W NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 142, we recomputed the Whole Loan Mortgage U/W NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) UW NOI ($) over (ii) Whole Loan Mortgage Cutoff Date Balance ($).

With respect to Characteristic 143, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x) as the quotient of the (x) Appraisal Stabilized NCF ($), if any, or else by the UW NCF ($) and (y) Fully Funded Whole Loan Mortgage Annual Debt Service ($); provided that, with respect to any Mortgage Loan with a Current Balance Debt Service Reserve ($) greater than zero or Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicates that the Sponsor guarantees the interest payment, the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (x) is equal to the greater of the quotient calculated above or 1.00x.

With respect to Characteristic 144, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI Debt Yield (%) as the greater of (a) 0% or (b) the quotient of the (i) Appraisal Stabilized NOI ($), if any, or else by the UW NOI ($) over (ii) Fully Funded Whole Loan Mortgage Balance ($).

With respect to Characteristic 145, we recomputed the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x) as the quotient of the (x) Appraisal Stabilized NCF ($), if any, or else by the UW NCF ($), over (y) Fully Funded Whole Loan Mortgage Annual Debt Service (at Take Out) ($); provided that, with respect to any Mortgage Loan with a Current Balance Debt Service Reserve ($) greater than zero or Recourse Recourse/Guaranties Description (excluding non-recourse carve-out and environmental liabilities) indicates that the Sponsor guarantees the interest payment, the Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR (at Take Out) (x) is equal to the greater of the quotient calculated above or 1.00x.

Appendix A (continued)

With respect to Characteristic 146, we recomputed the Initial Mortgage Balance at Origination (at risk) ($) as the difference between (i) Initial Mortgage Balance at Origination ($) and (ii) the sum of (a) the Upfront Capital Expenditure Reserve ($), (b) the Upfront TI/LC Reserve ($) and (c) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1 or in Description Other Reserve 2, the respective amount indicated in the Upfront Other Reserve 1 ($) or Upfront Other Reserve 2 ($), as applicable. Further, with respect to the Mortgage Loans identified on the Data File as “Westover Parc,” “Aspen Village,” “1001 Ross” and “Highland Square,” we were instructed to replace clause (i) of this procedure with the sum of the (a) Initial Mortgage Balance at Origination ($) and (b) non-trust fixed loan amounts of $13,409,921, $8,578,600, $24,900,000 and $22,078,000, respectively.

With respect to Characteristic 147, we recomputed the Whole Loan Mortgage Cutoff Date Balance (at risk) ($) as the difference between (i) the Whole Loan Mortgage Cutoff Date Balance ($) and (ii) the sum of (a) the Current Balance Capital Expenditure Reserve ($), (b) the Current Balance TI/LC Reserve ($) and (c) for those Mortgage Loans that indicate “earnout reserve” in Description Other Reserve 1 or in Description Other Reserve 2, the related Current Balance Other Reserve 1 ($) or Current Balance Other Reserve 2 ($), as applicable.

With respect to Characteristic 148, we recomputed the Initial Mortgage Balance at Origination (at risk) As-Is LTV (%) as the quotient of the (i) Initial Mortgage Balance at Origination (at risk) ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 149, we recomputed the Whole Loan Mortgage Cutoff Date Balance (At Risk) As-Is LTV (%) as the quotient of the (i) Whole Loan Mortgage Cutoff Date Balance (at risk) ($) over (ii) As-Is Appraised Value ($).

With respect to Characteristic 150, we recomputed the Whole Loan Mortgage Cutoff Date Balance (At Risk) U/W NOI Debt Yield (%) as the greater of (a) 0% and (b) quotient of the (i) UW NOI ($) over (ii) Whole Loan Mortgage Cutoff Date Balance (at risk) ($).

With respect to Characteristic 151, we recomputed the Total Maximum Reserves at Origination ($) as the sum of the (i) Maximum Capex Reserve at Origination ($), (ii) Maximum TI/LC Reserve at Origination ($), (iii) Maximum Operating Expense Reserve at Origination ($), (iv) Maximum Debt Service Reserve at Origination ($), (v) Maximum Other Reserve 1 at Origination ($) and (vi) Maximum Other Reserve 2 at Origination ($).

With respect to Characteristic 152, we recomputed the Total Upfront Funded Escrows and Reserves at Origination ($) as the sum of the (i) Upfront Capital Expenditure Reserve ($), (ii) Upfront TI/LC Reserve ($), (iii) Upfront Operating Expense Reserve ($), (iv) Upfront Debt Service Reserve ($), (v) Upfront Other Reserve 1 ($), (vi) Upfront Other Reserve 2 ($), (vii) Upfront Tax Escrow ($) and (viii) Upfront Insurance Escrow ($).

With respect to Characteristic 153, we recomputed the Total Current Escrows and Reserves at Servicer ($) as the sum of the (i) Current Balance Capital Expenditure Reserve ($), (ii) Current Balance TI/LC Reserve ($), (iii) Current Balance Operating Expense Reserve ($), (iv) Current Balance Debt Service Reserve ($), (v) Current Balance Other Reserve 1 ($), (vi) Current Balance Other Reserve 2 ($), (vii) Current Balance Tax Escrow ($), (viii) Current Balance Insurance Escrow ($) and (ix) Replacement Reserve (Cutoff Date) ($).

With respect to Characteristic 194, we recomputed the Largest Tenant % of NRSF as the quotient of the (i) Largest Tenant SF over (ii) # of Units. Further, with respect to the Mortgage Loan identified on the Data File as “1001 Ross,” we were instructed to replace clause (ii) of this procedure with 30,164.

Appendix A (continued)

With respect to Characteristic 198, we recomputed the Second Largest Tenant % of NRSF as the quotient of the (i) Second Largest Tenant SF over (ii) # of Units. Further, with respect to the Mortgage Loan identified on the Data File as “1001 Ross,” we were instructed to replace clause (ii) of this procedure with 30,164.

With respect to Characteristic 202, we recomputed the Third Largest Tenant % of NRSF as the quotient of the (i) Third Largest Tenant SF over (ii) # of Units. Further, with respect to the Mortgage Loan identified on the Data File as “1001 Ross,” we were instructed to replace clause (ii) of this procedure with 30,164.

With respect to Characteristic 206, we recomputed the Fourth Largest Tenant % of NRSF as the quotient of the (i) Fourth Largest Tenant SF over (ii) # of Units. Further, with respect to the Mortgage Loan identified on the Data File as “1001 Ross,” we were instructed to replace clause (ii) of this procedure with 30,164.

With respect to Characteristic 210, we recomputed the Fifth Largest Tenant % of NRSF as the quotient of the (i) Fifth Largest Tenant SF over (ii) # of Units. Further, with respect to the Mortgage Loan identified on the Data File as “1001 Ross,” we were instructed to replace clause (ii) of this procedure with 30,164.